Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Debt [Abstract]
Debt
7.	Debt

Master Lending and Credit Facility

On June 25, 2021, the Company entered into a master line of credit loan agreement (“MLOCA”) with Wealth South a division of Farmers National Bank of Danville, Kentucky (“FNBD”). The MLOCA provides for a $2,000,000 revolving secured credit facility (“Revolving Line”) to be drawn for the initial purchase of veterinary clinical practices (“Practices”) and a $8,000,000 closed end line of credit (“Closed End Line”) to be disbursed as individual loans (Term Loans) to paydown draws on the Revolving Line and to provide longer term financing of the purchase of Practices. Each draw on the Revolving Line shall be repaid with a Term Loan out of the Closed End Line within one hundred and twenty (120) days of the draw on the Revolving Line. Each draw on the Revolving Line and the Closed End Line shall not exceed eighty-five (85%) percent of the purchase price of the Practice. The Company shall contribute and maintain equity of a minimum of fifteen (15%) percent of the initial purchase price of a Practice as long as any draw on the Revolving Line or a Term Loan remains unpaid with FNBD. The Revolving Line has an interest rate equal to the New York Prime Rate plus 0.50% that shall never be less than 3.57%. Each Term Loan issued under the Closed End Line shall have a fixed interest rate of 3.98% for the first five years of the loan. Immediately following the fixed rate period, the rate of interest rate will equal to the New York Prime Rate plus 0.65% that shall never be less than 3.57%. Each Practice to be acquired must have a minimum projected debt-service coverage ratio (“DSCR”) of 1.0x, defined as earnings before interest depreciation and amortization (“EBIDA”)/Annual Debt Service Requirement. The MLOCA terminates and the Revolving Line matures on June 25, 2023.

Under the MLOCA the Term Loans to acquire a Practice shall not exceed 10 years. The first twelve months of the Term Loan may be interest only. Thereafter, the Loan will convert to an amortizing loan with monthly principal and interest payments. For Practice only Term Loans (“Practice Term Loans”), after the initial twelve-month interest only period, the balance will amortize over 9 years. For Loans made to purchase real property (“RE Term Loans”), after the initial twelve-month interest only period, the balance will amortize over a 19-year period.

There is no prepayment penalty on payments on the Revolving Line. The Term Loans are subject to a refinance fee of 2% of the then outstanding principal balance of the Term Loan if paid within two years of entering into the Term Loan and 1% of the then outstanding principal balance of the Term Loan if paid within three to five years of entering into the Term Loan. The refinance fee is due only if the Term Loan is paid off by refinancing. Borrowing under the MLOCA are guaranteed by Kimball Carr, CEO & President of the Company.

On August 18, 2022 the MLOCA was amended and restated to terminate the revolving feature on the Revolving Line and convert the line of credit to a closed end draw note (“Closed End Draw Note”) that mature on August 18, 2024. Each draw on the Closed End Draw Note shall not exceed eighty-five (85%) percent of the purchase price of the Practice. The Company shall contribute and maintain equity of a minimum of fifteen (15%) percent of the initial purchase price of a Practice as long as any draw on the Closed End Draw Note or a Term Loan remains unpaid with FNBD. The interest rate charge on all sums advance under the amended and restated MLOCA shall be 5.25% for the first five years of the loan. Immediately following the fixed rate period, the rate of interest will be equal to the New York Prime Rate plus 0.65% that shall never be less than 4.75%. Each Practice to be acquired must have a minimum projected DSCR of 1.0x, defined as EBIDA/Annual Debt Service Requirement. The MLOCA terminates and the Closed End Draw Note matures on August 18, 2024.

Notes payable to FNBD as of March 31, 2024 and December 31, 2023 consisted of the following:

Original Principal	Acquisition	Entered	Maturity	Interest	March 31, 2024	December 31, 2023	Issuance Cost
$237,272	CAH	12/27/21	12/27/41	3.98%	$235,150	$237,272	$6,108
231,987	CAH	12/27/21	12/27/31	3.98%	226,582	231,987	6,108
216,750	P&F	12/27/21	12/27/41	3.98%	214,812	216,750	5,370
318,750	P&F	12/27/21	12/27/31	3.98%	311,323	318,750	5,370
817,135	Pasco	1/14/22	1/14/32	3.98%	804,374	817,135	3,085
478,098	Lytle	3/15/22	3/15/32	3.98%	478,098	478,098	1,898
663,000	Lytle	3/15/22	3/15/42	3.98%	663,000	663,000	11,875
425,000	Kern	3/22/22	3/22/42	3.98%	425,000	425,000	7,855
1,275,000	Kern	3/22/22	3/22/32	3.98%	1,275,000	1,275,000	4,688
246,500	Bartow	5/18/22	5/18/42	3.98%	246,500	246,500	5,072
722,500	Bartow	5/18/22	5/18/32	3.98%	722,500	722,500	2,754
382,500	Dietz	6/15/22	6/15/32	3.98%	382,500	382,500	1,564
445,981	Aberdeen	7/19/22	7/29/32	3.98%	445,981	445,981	1,786
1,020,000	All Breed	8/12/22	8/12/42	3.98%	1,020,000	1,020,000	8,702
519,527	All Breed	8/12/22	8/12/32	3.98%	519,527	519,527	3,159
225,923	All Breed	8/12/22	8/12/32	5.25%	225,923	225,923	3,159
637,500	Williamsburg	12/8/22	12/8/32	5.25%	637,500	637,500	2,556
850,000	Valley Vet	11/8/23	11/8/33	5.25%	850,000	850,000	3,315
$9,713,423					$9,141,096	$9,309,286	$84,424

The Company amortized $1,543 and $2,082 of issuance cost in the aggregate during the three months ending March 31, 2024 and 2023, respectively, for the FNBD notes payable.

FSB Commercial Loans

On January 11, 2021, the Company entered into three separate commercial loans with First Southern National Bank (“FSB”) as part of the Kauai Veterinary Clinic, LLC acquisition. The first commercial loan in the amount of $1,105,000 has a fixed interest rate of 4.35% and a maturity date of January 15, 2024. The commercial loan was modified in January 2021 to extend the maturity date to February 25, 2041. The fixed rate loan has monthly payments of $6,903 and the interest rate remained at 4.35%. The commercial loan had issuance costs of $13,264 for the year ended December 31, 2021 that was capitalized and is being amortized straight line over the life of the loan. The Company amortized $165 and $163 of issuance cost during the three months ended March 31, 2024 and 2023, respectively.

The second commercial loan with FSB entered into on January 11, 2021 in the amount of $1,278,400 has a fixed interest rate of 4.35% and a maturity date of September 1, 2024. The commercial loan was modified in January 2021 to extend the maturity date to January 25, 2031. The fixed rate loan has monthly payments of $13,157 and the interest rate remained at 4.35%. The commercial loan had issuance costs of $10,085 for the year ended December 31, 2021 that was capitalized and is being amortized straight line over the life of the loan. The Company amortized $253 and $251 of issuance cost during the three months ended March 31, 2024 and 2023, respectively.

The third commercial loan with FSB entered into on January 11, 2021 in the amount of $450,000 has a fixed interest rate of 5.05% and a maturity date of September 11, 2021. The commercial loan was modified on August 25, 2021 to extend the maturity date to February 25, 2023 and increase the principal amount to $469,914. The fixed rate loan has monthly payments of $27,164 and the interest rate remained at 5.05%. The commercial loan had issuance costs of $753 for the year ended December 31, 2021 that was capitalized and is being amortized straight line over the life of the loan. The Company amortized $0 and $58 of issuance cost during the three months ended March 31, 2024 and 2023, respectively.

On October 31, 2022 the company entered into three separate commercial loans with FSB as part of the Pony Express Practice acquisition. The first loan with FSB that was entered into on October 31, 2022, was in the amount of $2,086,921. The loan has a fixed interest rate of 5.97% and a maturity date of October 31, 2025. The fixed rate loan has monthly payments of $23,138 except for a final monthly payment of $1,608,530. The commercial loan had issuance costs of $25,575 for the year ended December 31, 2022, that was capitalized and is being amortized straight line over the life of the loan. The Company amortized $2,123 and $2,100 of issuance cost during the three months ended March 31, 2024 and 2023, respectively.

The second loan with FSB that was entered into on October 31, 2022, was in the amount of $400,000. The loan has a fixed interest rate of 5.97% and a maturity date of October 31, 2042. The fixed rate loan has monthly payments of $2,859. The commercial loan had issuance costs of $3,277 for the year ended December 31, 2022, that was capitalized and is being amortized straight line over the life of the loan. The Company amortized $41 and $40 of issuance cost during the three months ended March 31, 2024 and 2023, respectively.

The third loan with FSB that was entered into on October 31, 2022, was in the amount of $700,000. The loan has a fixed interest rate of 6.75% and a maturity date of April 1, 2023. The fixed rate loan has monthly payments of $6,903 except for a final monthly payment of $423,278. The commercial loan did not have any issuance costs that were capitalized.

On December 16, 2022, the company entered into two separate commercial loans with FSB as part of the Old 41 Practice acquisition. The first loan with FSB that was entered into on December 16, 2022, was in the amount of $568,000. The loan has a fixed interest rate of 6.50% and a maturity date of December 16, 2025. The fixed rate loan has monthly payments of $4,772, except for a final payment of 593,039. The loan had issuance costs of $4,531 for the year ended December 31, 2022, that was capitalized and is being amortized straight line over the life of the loan. The Company amortized $376 and $372 of issuance cost during the three months ended March 31, 2024 and 2023, respectively.

The second loan with FSB that was entered into December 16, 2022, was in the amount of $640,000. The loan has a fixed interest rate of 6.50% and a maturity date of December 16, 2025. The fixed rate loan has twelve monthly payments of approximately $2,830, followed by monthly payments of $7,443. and the interest rate is 6.50%. The loan had issuance costs of $5,077 for the year ended December 31, 2022, that was capitalized and is being amortized straight line over the life of the loan. The Company amortized $422 and $417 of issuance cost during the three months ended March 31, 2024 and 2023, respectively.

The FSB commercial loans are guaranteed by Kimball Carr, Chief Executive Officer and President and Charles Stith Keiser, our Vice Chairman and Chief Operating Officer.

Notes payable to FSB as of March 31, 2024 and December 31, 2023 consisted of the following:

Original Principal	Acquisition	Entered	Maturity	Interest	March 31, 2024	December 31, 2023	Issuance Cost
$1,105,000	KVC	1/25/21	2/25/41	4.35%	$987,082	$997,010	$13,264
1,278,400	KVC	1/25/21	1/25/31	4.35%	931,696	960,849	10,085
469,914	KVC	1/25/21	2/25/23	5.05%	-	-	753
2,086,921	Pony Express	10/31/22	10/31/25	5.97%	1,861,227	1,902,452	25,575
400,000	Pony Express	10/31/22	10/31/42	5.97%	384,624	387,433	3,277
568,000	Old 41	12/16/22	12/16/25	6.5%	508,385	520,697	4,531
640,000	Old 41	12/16/22	12/16/25	6.5%	619,660	623,861	5,077
375,000	Valley Vet	11/8/2023	11/8/2024	8.5%	375,000	375,000	6,877
$7,623,235					$5,667,674	$5,767,302	$69,439

Notes payable as of March 31, 2024 and December 31, 2023 consisted of the following:

	March 31,	December 31,
	2024	2023
FNBD Notes Payable	$9,141,096	$9,309,286
FSNB Notes Payable	5,667,674	5,767,302
Total notes payable	14,808,770	15,076,588
Unamortized debt issuance costs	(116,540)	(124,170)
Notes payable, net of issuance cost	14,692,230	14,952,418
Less current portion	(1,203,402)	(1,469,043)
Long-term portion	$13,488,828	$13,483,375

Notes payable repayment requirements as of March 31, 2024, in the succeeding years are summarized as follows:

Remainder of 2024	$1,203,402
2025	3,776,189
2026	1,008,110
2027	1,052,832
2028	1,098,387
Thereafter	$6,669,850

Bridge Note

In December 2021, the Company entered into two bridge loans in the aggregate amount of $2,500,000 with Target Capital 1, LLC and Dragon Dynamic Catalytic Bridge SAC Fund as short term secured convertible notes (“Bridge Note”). The Bridge Note is convertible into the Company’s common stock, at the time of a successful initial public offering (“IPO”) at the noteholder’s option, at a 35% discount to the IPO price. The Bridge Note has a face value of $2,500,000 with an original issue discount (“OID”) of 12% and has a maturity date of January 24, 2023. The OID of $300,000 is being amortized over the life of the loan. If the Company has not issued the Company’s common stock in an initial public offering pursuant to a registration statement filed with and declared effective by the Securities and Exchange Commission (“SEC”) and the listing of the common stock on a “national securities exchange” as defined in Section 6 of the Securities Exchange Act of 1934, as amended (“Qualified financing”) by January 24, 2023 the conversion price will be set at a 40% discount to the IPO price. The Bridge Note was funded in two installments of net proceeds of $1,100,000 in December 2021 and the second installment January 2022. The bridge loans had issuance costs of $70,500 for the first installment and $54,000 for the second installment that is amortized straight line over the life of the loan. The Company amortized $0 and $62,758 of issuance cost during the three months ended March 31, 2024 and 2023.

In conjunction with the Bridge Note the Company issued warrants on January 24, 2022 to Target Capital 1, LLC and Dragon Dynamic Catalytic Bridge SAC Fund (collectively the “Bridge Lenders”). The warrants entitled the Bridge Lenders to purchase the Company’s Class A common stock, at a purchase price equal to the per share price in an IPO. The quantity of the Company’s common stock of subject to purchase upon exercise of the warrants is equal to 50% of the face value of the Bridge Note, divided by the per-share price in the Qualified Financing, unless a Qualified Financing has not been completed by January 24, 2023 in which case the quantity of Class A common stock subject to purchase upon exercise of the warrants will be an amount equal to 75% of the face value of the Bridge Note divided by the per-share price in the Qualified Financing. If a Qualified Financing has not consummated or the Bridge Note has not been repaid in full on or before January 24, 2027, then the quantity of common stock subject to purchase upon exercise of the warrants will be an amount equal to 100% of the face value divided by the per-share price equal to the fair market value of one share of Class A common stock as mutually agreed by the Holder and the Company. The warrants are exercisable through the fifth anniversary of the issuance date. The warrants may be redeemed at the option of the Company at any time following a Qualified Financing if the Company’s common stock trade on a national securities exchange at a price equal to the purchase price of the Company’s common stock in the Qualified Financing multiplied by 2 for a period of ten consecutive trading days.

On November 18, 2022, the Company entered into an Original Issue Discount Secured Convertible Note loan with Target Capital 1, LLC for $1,136,364. The note is issued at an original issue discount of 12% with an maturity date on the earlier of March 31, 2023 (“Initial Maturity Date”) or the Company’s sale of its common stock in an initial public offering pursuant to a registration statement filed with and declared effective by the Securities and Exchange Commission and the listing of the common stock on a “national securities exchange” as defined in Section 6 of the Securities Exchange Act of 1934, as amended (“Qualified Financing” or the “Maturity Date”). If the Company has filed its Form S-1 Registration Statement with the SEC on or prior to the Initial Maturity Date but the Qualified Financing has not closed by such date (“Automatic Extension”) then all principal and accrued interest under this Note shall become due and payable in cash on September 30, 2023 (the “Final Maturity Date”) or such earlier date as this note is required be repaid. The note bears an interest rate of 12% per annum by means of the original issue discount. Upon the occurrence of an Automatic Extension, this note shall commence to accrue interest at an interest rate of 12% percent per annum on the date of the commencement of the Automatic Extension until the note is converted or is paid in full. The Company may pay the full principal amount of this note, and all accrued but unpaid interest at any time prior to the Maturity Date without the prior written consent of the holder in the principal amount of $1,136,364, plus all accrued but unpaid interest, multiplied by 120%. In addition, and to the extent the Company is required to pay this note in cash at the on or after the Initial Maturity Date due to, upon the closing date of a Qualified Financing, the Company shall pay to the holder $1,136,364, plus all accrued unpaid interest, multiplied by 120%. Upon the occurrence and during the continuation of an Event of Default (as defined in the note), until the Event of Default is cured, or the note is repaid in full, Company will pay 20% of its total gross revenues (including that of all its subsidiaries) monthly, which shall be applied to payment of principal and interest under this this note. The conversion price (the “Conversion Price”) shall be equal to the price paid by the public in the Company’s Qualified Financing multiplied by 0.65 (or 0.60, from and after any Automatic Extension).

In conjunction with the Original Issue Discount Secured Convertible Note with Target Capital 1, LLC the company issued the holder 412 shares of Class A common stock and equity classified warrants that entitle the holder to purchase the Company’s common stock at a purchase price equal to the per share price in an IPO. The quantity of the Company’s common stock of subject to purchase upon exercise of the warrants is equal to 50% of the face value of the Bridge Note, divided by the per-share price in the Qualified Financing, unless a Qualified Financing has not been completed by March 31, 2023 in which case the quantity of Class A common stock subject to purchase upon exercise of the warrants will be an amount equal to 75% of the face value of the Bridge Note divided by the per-share price in the Qualified Financing.

On November 18, 2022, the Company entered into an Original Issue Discount Secured Convertible Note with 622 Capital LLC for $568,182. The note is issued at an original issue discount of 12% with an maturity date on the earlier of January 24, 2023 (the “622 Initial Maturity Date”) or the Company’s sale of its common stock in an initial public offering pursuant to a registration statement filed with and declared effective by the Securities and Exchange Commission and the listing of the common stock on a “national securities exchange” as defined in Section 6 of the Securities Exchange Act of 1934, as amended (“Qualified Financing” or the “622 Maturity Date”). If the Company has filed its Form S-1 Registration Statement with the SEC on or prior to the 622 Initial Maturity Date but the Qualified Financing has not closed by such date (“Automatic Extension”) then all principal and accrued interest under this note shall become due and payable in cash on July 24, 2023 (the “622 Final Maturity Date”) or such earlier date as this note is required be repaid. The note bears an interest rate of 12% per annum by means of the original issue discount. Upon the occurrence of an Automatic Extension, this note shall commence to accrue interest at an interest rate of 12% percent per annum on the date of the commencement of the Automatic Extension until the note is converted or is paid in full. The Company may pay the full principal amount of this note and all accrued but unpaid interest at any time prior to the 622 Maturity Date without the prior written consent of the holder in the principal amount of $568,182, plus all accrued but unpaid interest, multiplied by 120%. In addition, and to the extent the Company is required to pay this note in cash at the on or after the 622 Initial Maturity Date due to, upon the closing date of Qualified Financing, the Company shall pay to the holder $568,182, plus all accrued unpaid interest, multiplied by 120%. Upon the occurrence and during the continuation of an Event of Default (as defined in the note), until the Event of Default is cured or the note is repaid in full, Company will pay 20% of its total gross revenues (including that of all its subsidiaries) monthly, which shall be applied to payment of principal and interest under this this note. The conversion price (the “Conversion Price”) shall be equal to the price paid by the public in the Company’s Qualified Financing multiplied by 0.65 (or 0.60, from and after any Automatic Extension).

In conjunction with the Original Issue Discount Secured Convertible Note with 662 Capital LLC the company issued the holder equity classified warrants that entitle the holder to purchase the Company’s common stock at a purchase price equal to the per share price in an IPO. The quantity of the Company’s common stock of subject to purchase upon exercise of the warrants is equal to 50% of the face value of the Bridge Note, divided by the per-share price in the Qualified Financing, unless a Qualified Financing has not been completed by March 31, 2023 in which case the quantity of Class A common stock subject to purchase upon exercise of the warrants will be an amount equal to 75% of the face value of the Bridge Note divided by the per-share price in the Qualified Financing.

The warrants were deemed legally detachable from the Bridge Note and were fair valued using the Black Scholes Method to determine the relative fair values of the Bridge Note and the detachable warrants. The significant inputs for the Black Scholes calculation included the exercise price and common share price of $0.44, volatility rate of 27% and risk-free rate of 1.53% with a 5 year term. The proceeds received for the Bridge Note were allocated to the detached warrants based on the relative fair values. Pursuant to ASC 470 the relative fair value of the warrants attributable to a discount on debt is $429,284; this is amortized to interest expense on a straight-line basis over the term of the loan.

A roll forward of the bridge note for the three months ended March 31, 2023 is below:

Bridge notes, December 31, 2022	3,899,156
Amortization of original issue discount	116,656
Amortization of warrant discount	125,975
Amortization of debt issuance costs	62,758
Bridge notes, March 31, 2023	$4,204,545

On June 30, 2023, the Company entered into exchange agreements (the “Exchange Agreements”) with each of the Company’s Bridge Note lenders, pursuant to which the lenders exchanged their existing Bridge Notes for 29,896 shares, 352,771 shares, and 59,792 shares, respectively, of Convertible Series A preferred stock (442,458 shares of Convertible Series A Preferred stock in total) (the “Exchange”). The Exchange Agreements would have been rescinded, and the former Bridge Notes reinstated if the Company didn’t complete the initial public offering by September 1, 2023. Upon the IPO completing on August 31, 2023, the Company recognized the extinguishment of the Bridge Notes pursuant to ASC 470 and recognized a debt extinguishment loss of $16,105. The Company recognized a beneficial conversion feature of $2,567,866 for the issuance of the Series A preferred stock on the date of the IPO due to the $4 (Pre-Reverse Split) offering price related to the IPO being known as of that date.

Convertible Debenture

Between March 18 and December 28, 2021, the Company issued $2,102,500 in aggregate principal amount of 6.00% subordinated convertible promissory note (“Convertible Debenture”). During the year ending December 31, 2022 the Company issued $1,612,000 in aggregated principal amount of the 6.00% Convertible Debenture. In March 2023 the Company issued an additional $650,000 in aggregate principal amount of 6.00% Convertible Debenture to five (5) separate holders. The Convertible Debenture is convertible into the Company’s Class A common stock upon the Company’s offering for sale its shares in a public offering (“IPO”). At the holder’s election, the accrued interest and principal may be paid in cash or Class A common stock (such number of shares reflecting a twenty-five percent (25%) discount of the opening price per share of Class A common stock). The Convertible Debenture mature 5 years from the date of issuance to each holder. Prior to the maturity date, the holder is entitled to convert the Convertible Debenture into Class A common stock upon the Company’s IPO. Upon an IPO the accrued and unpaid interest is due and payable in cash on the first business day of the following month of March for any balance not elected to be converted into the Class A common stock. The Convertible Debenture incurred issuance cost of $40,000 that was amortized straight line over the life of the Convertible Debenture. The Company amortized $1,993 and $1,972 for the three months ending March 31, 2024 and 2023, respectively.

Upon the Company’s IPO closing on August 31, 2023, the majority of Convertible Debenture holders elected to convert an aggregate of $4,014,500 of principal and $399,818 of accrued interest into 14,953 shares of Class A common stock at a conversion price of $30.00 per share. The Company recorded a beneficial conversion feature as of the date of the conversion of $1,569,395 based on the IPO price of $40 per share minus the principal and accrued interest of the Convertible Debenture balance converted into common stock. Four holders of the Convertible Debenture with an aggregate principal balance of $250,000 elected to be paid back in cash and one investor with a principal balance of $100,000 elected to be paid on February 28, 2024 including accrued interest through the date of payment at 6%.

Loan Payable

On May 30, 2023, the Company entered into a Merchant Cash Advance Agreement for gross proceeds of $1,050,000 with an unrelated third-party financial institution. Under the terms of the agreement, the Company must pay $57,346 each week for 26 weeks with the first payment being due June 6, 2023. The financing arrangement has an effective interest rate of 49%. The financing arrangement includes an original issuance discount (“OID”) of $441,000 and issuance costs of $50,000. The OID and issuance cost associated with the financing arrangement are presented in the balance sheets as a direct deduction from the carrying amount of the financing arrangement and is amortized using the effective interest method.

On August 10, 2023, the Company amended the financing arrangement to borrow an additional $507,460 resulting in the weekly repayments increasing to $76,071 to be paid over 28 weeks. This amendment decreased the effective interest rate to 41%. The refinancing resulted in a loss on debt modification of $441,618.

On November 28, 2023, the Company amended the financing arrangement to borrow an additional $531,071 resulting in the weekly payments to decrease to $56,800 to be paid over 40 weeks. This amendment increased the effective rate to 49%. The refinancing resulted in a loss on debt modification of $485,436.

On January 18, 2024, the Company amended the financing arrangement to borrow an additional $549,185 resulting in the weekly payments to increase to $86,214 to be paid over 43 weeks. This amendment increased the effective interest rate to 52%. The refinancing resulted in a loss on debt modification of $728,278.

During the three months ended March 31, 2024, the Company amortized $379,313 of OID and issuance cost included in interest expense on the statement of operations. During the three months ended March 31, 2024, the Company made $1,032,540 in payments on the loan payable. The outstanding balance of the loan payable as of December 31, 2023, is $2,809,820. The financing arrangement is secured by an interest in virtually all assets of the Company with a first security interest in accounts receivable. The financing arrangement is guaranteed by the Company’s CEO.

Convertible Note Payable

On March 26, Inspire Veterinary entered into a securities purchase agreement (the “Purchase Agreement”) with certain investor. Pursuant to the Purchase Agreement, Inspire Veterinary issued to investors Increasing OID Senior Note (“Convertible Note Payable”) for $250,000. The Convertible Note Payable has a maturity date of the earlier of December 26, 2024 or the consummation of a capital raise (the “Maturity Date”).

The Convertible Note Payable contain an original issued discount (“OID”) which shall be: (i) fifteen percent (15%) if the Convertible Note Payable is satisfied and paid in full on or before the forty-fifth (45th) day after the Original Issue Date (as such term is defined in the Notes), (ii) twenty percent (20%) if the Convertible Note Payable is satisfied and paid in full after such 45th day but on or before the ninetieth (90th) day after the Original Issue Date, and (iii) thirty percent (30%) after such 90th day. The Convertible Note Payable can be prepaid at any time prior to the Maturity Date without any penalties.

The Convertible Note Payable must be repaid in full from any future capital raises (debt, equity or any other form of capital raise) of Inspire Veterinary. All of the funds raised must be used to repay the Convertible Note Payable until the Convertible Note Payable are repaid in full

The Convertible Note Payable are convertible into shares of common stock of Inspire Veterinary, in full or in part, at any time after issuance at the discretion of the noteholder at a fixed conversion price of $0.03 per share (the “Fixed Conversion Price”).

If the Convertible Note Payable is not repaid by the Maturity Date the default provisions are as follow: (i) The Face Value (as such term is defined in the Convertible Note Payable) of the Convertible Note Payable will increase by 20% (to a 50% OID -- $1,000,000 Face Value); (ii) the conversion price of the Convertible Note Payable will become convertible at the lower of (a) the Fixed Conversion Price or (b) 20% discount to a 3-Day volume-weighted average price (the “Default Conversion Price”).

6.	Debt

Master Lending and Credit Facility

On June 25, 2021, the Company entered into a master line of credit loan agreement (“MLOCA”) with Wealth South a division of Farmers National Bank of Danville, Kentucky (“FNBD”). The MLOCA provides for a $2,000,000 revolving secured credit facility (“Revolving Line”) to be drawn for the initial purchase of veterinary clinical practices (“Practices”) and a $8,000,000 closed end line of credit (“Closed End Line”) to be disbursed as individual loans (Term Loans) to paydown draws on the Revolving Line and to provide longer term financing of the purchase of Practices. Each draw on the Revolving Line shall be repaid with a Term Loan out of the Closed End Line within one hundred and twenty (120) days of the draw on the Revolving Line. Each draw on the Revolving Line and the Closed End Line shall not exceed eighty-five (85%) percent of the purchase price of the Practice. The Company shall contribute and maintain equity of a minimum of fifteen (15%) percent of the initial purchase price of a Practice as long as any draw on the Revolving Line or a Term Loan remains unpaid with FNBD. The Revolving Line has an interest rate equal to the New York Prime Rate plus 0.50% that shall never be less than 3.57%. Each Term Loan issued under the Closed End Line shall have a fixed interest rate of 3.98% for the first five years of the loan. Immediately following the fixed rate period, the rate of interest rate will equal to the New York Prime Rate plus 0.65% that shall never be less than 3.57%. Each Practice to be acquired must have a minimum projected debt-service coverage ratio (“DSCR”) of 1.0x, defined as earnings before interest depreciation and amortization (“EBIDA”)/Annual Debt Service Requirement.

Under the MLOCA the Term Loans to acquire a Practice shall not exceed 10 years. The first twelve months of the Term Loan may be interest only. Thereafter, the Loan will convert to an amortizing loan with monthly principal and interest payments. For Practice only Term Loans (“Practice Term Loans”), after the initial twelve-month interest only period, the balance will amortize over 9 years. For Loans made to purchase real property (“RE Term Loans”), after the initial twelve-month interest only period, the balance will amortize over a 19-year period.

There is no prepayment penalty on payments on the Revolving Line. The Term Loans are subject to a refinance fee of 2% of the then outstanding principal balance of the Term Loan if paid within two years of entering into the Term Loan and 1% of the then outstanding principal balance of the Term Loan if paid within three to five years of entering into the Term Loan. The refinance fee is due only if the Term Loan is paid off by refinancing. Borrowing under the MLOCA are guaranteed by Kimball Carr, CEO & President of the Company.

On August 18, 2022 the MLOCA was amended and restated to terminate the revolving feature on the Revolving Line and convert the line of credit to a closed end draw note (“Closed End Draw Note”) that mature on August 18, 2024. Each draw on the Closed End Draw Note shall not exceed eighty-five (85%) percent of the purchase price of the Practice. The Company shall contribute and maintain equity of a minimum of fifteen (15%) percent of the initial purchase price of a Practice as long as any draw on the Closed End Draw Note or a Term Loan remains unpaid with FNBD. The interest rate charge on all sums advance under the amended and restated MLOCA shall be 5.25% for the first five years of the loan. Immediately following the fixed rate period, the rate of interest will be equal to the New York Prime Rate plus 0.65% that shall never be less than 4.75%. Each Practice to be acquired must have a minimum projected DSCR of 1.0x, defined as EBIDA/Annual Debt Service Requirement. The MLOCA terminates and the Closed End Draw Note matures on August 18, 2024.

Notes payable to FNBD as of December 31, 2023 and 2022 consisted of the following:

Original					December 31,	December 31,	Issuance
Principal	Acquisition	Entered	Maturity	Interest	2023	2022	Cost
$237,272	CAH	12/27/2021	12/27/2041	3.98%	$228,785	$237,272	$6,108
231,987	CAH	12/27/2021	12/27/2031	3.98%	10,161	231,987	6,108
216,750	P&F	12/27/2021	12/27/2041	3.98%	208,997	216,750	5,370
318,750	P&F	12/27/2021	12/27/2031	3.98%	288,761	318,750	5,370
817,135	Pasco	1/14/2022	1/14/2032	3.98%	746,733	817,135	3,085
478,098	Lytle	3/15/2022	3/15/2032	3.98%	444,593	478,098	1,898
663,000	Lytle	3/15/2022	3/15/2042	3.98%	645,392	663,000	11,875
425,000	Kern	3/22/2022	3/22/2042	3.98%	413,713	425,000	7,855
1,275,000	Kern	3/22/2022	3/22/2032	3.98%	1,185,648	1,275,000	4,688
246,500	Bartow	5/18/2022	5/18/2042	3.98%	241,429	246,500	5,072
722,500	Bartow	5/18/2022	5/18/2032	3.98%	683,262	722,500	2,754
382,500	Dietz	6/15/2022	6/15/2032	3.98%	364,708	382,500	1,564
445,981	Aberdeen	7/19/2022	7/29/2032	3.98%	428,747	45,981	1,786
1,020,000	All Breed	8/12/2022	8/12/2042	3.98%	1,008,039	1,020,000	8,702
519,527	All Breed	8/12/2022	8/12/2032	3.98%	503,471	519,527	3,159
225,923	All Breed	8/12/2022	8/12/2032	5.25%	219,347	225,923	3,159
637,500	Williamsburg	12/8/2022	12/8/2032	5.25%	637,500	637,500	2,556
850,000	Valley Vet	11/8/2023	11/8/2033	5.25%	850,000	-	3,315
$9,713,423					$9,309,286	$8,863,423	$84,424

The Company amortized $7,152 and $6,813 of issuance cost in the aggregate during the years ended December, 2023 and 2022, respectively, for the FNBD notes payable.

FSB Commercial Loans

On January 11, 2021, the Company entered into three separate commercial loans with First Southern National Bank (“FSB”) as part of the Kauai Veterinary Clinic, LLC acquisition. The first commercial loan in the amount of $1,105,000 has a fixed interest rate of 4.35% and a maturity date of January 15, 2024. The commercial loan was modified in January 2021 to extend the maturity date to February 25, 2041. The fixed rate loan has monthly payments of $6,903 and the interest rate remained at 4.35%. The commercial loan had issuance costs of $13,264 for the year ended December 31, 2021 that was capitalized and is being amortized straight line over the life of the loan.

The second commercial loan with FSB entered into on January 11, 2021 in the amount of $1,278,400 has a fixed interest rate of 4.35% and a maturity date of September 1, 2024. The commercial loan was modified in January 2021 to extend the maturity date to January 25, 2031. The fixed rate loan has monthly payments of $13,157 and the interest rate remained at 4.35%. The commercial loan had issuance costs of $10,085 for the year ended December 31, 2021 that was capitalized and is being amortized straight line over the life of the loan.

The third commercial loan with FSB entered into on January 11, 2021 in the amount of $450,000 has a fixed interest rate of 5.05% and a maturity date of September 11, 2021. The commercial loan was modified on August 25, 2021 to extend the maturity date to February 25, 2023 and increase the principal amount to $469,914. The fixed rate loan has monthly payments of $27,164 and the interest rate remained at 5.05%. The commercial loan had issuance costs of $753 for the year ended December 31, 2021 that was capitalized and is being amortized straight line over the life of the loan.

On October 31, 2022 the Company entered into three separate commercial loans with FSB as part of the Pony Express Practice acquisition. The first loan with FSB that was entered into on October 31, 2022, was in the amount of $2,086,921. The loan has a fixed interest rate of 5.97% and a maturity date of October 31, 2025. The fixed rate loan has monthly payments of $23,138 except for a final monthly payment of $1,608,530. The commercial loan had issuance costs of $25,575 for the year ended December 31, 2022, that was capitalized and is being amortized straight line over the life of the loan.

The second loan with FSB that was entered into on October 31, 2022, was in the amount of $400,000. The loan has a fixed interest rate of 5.97% and a maturity date of October 31, 2042. The fixed rate loan has monthly payments of $2,859. The commercial loan had issuance costs of $3,277 for the year ended December 31, 2022, that was capitalized and is being amortized straight line over the life of the loan.

The third loan with FSB that was entered into on October 31, 2022, was in the amount of $700,000. The loan has a fixed interest rate of 6.75% and a maturity date of April 1, 2023. The fixed rate loan has monthly payments of $6,903 except for a final monthly payment of $423,278. The commercial loan did not have any issuance costs that were capitalized.

On December 16, 2022, the Company entered into two separate commercial loans with FSB as part of the Old 41 Practice acquisition. The first loan with FSB that was entered into on December 16, 2022, was in the amount of $568,000. The loan has a fixed interest rate of 6.50% and a maturity date of December 16, 2025. The fixed rate loan has monthly payments of $4,772, except for a final payment of 593,039. The loan had issuance costs of $4,531 for the year ended December 31, 2022, that was capitalized and is being amortized straight line over the life of the loan.

The second loan with FSB that was entered into December 16, 2022, was in the amount of $640,000. The loan has a fixed interest rate of 6.50% and a maturity date of December 16, 2025. The fixed rate loan has twelve monthly payments of approximately $2,830, followed by monthly payments of $7,443. and the interest rate is 6.50%. The loan had issuance costs of $5,077 for the year ended December 31, 2022, that was capitalized and is being amortized straight line over the life of the loan.

On November 8, 2023, the Company entered into a commercial loan with FSB as part of the Valley Vet acquisition. The loan with FSB was entered into on November 8, 2023, in the amount of $375,000. The loan has a fixed rate of 8.5% and a maturity date of November 8, 2024. The fixed rate loan has monthly payments of $3,255, except one final payment of the outstanding principal balance on the note, including any accrued and unpaid interest. The loan had issuance costs of $6,877 for the year ended December 31, 2023, that was capitalized and is being amortized straight line over the life of the loan.

The FSB commercial loans are guaranteed by Kimball Carr, the Company’s Chief Executive Officer and President and Charles Stith Keiser, the Company’s Vice Chairman and Chief Operating Officer.

Notes payable to FSB as of December 31, 2023 and 2022 consisted of the following:

Original					December 31,	December 31,	Issuance
Principal	Acquisition	Entered	Maturity	Interest	2023	2022	Cost
$1,105,000	KVC	1/25/2021	2/25/2041	4.35%	$997,010	$1,035,558	$13,264
1,278,400	KVC	1/25/2021	1/25/2031	4.35%	960,849	1,074,251	10,085
469,914	KVC	1/25/2021	2/25/2023	5.05%	-	53,964	753
2,086,921	Pony Express	10/31/2022	10/31/2025	5.97%	1,902,452	2,061,346	25,575
400,000	Pony Express	10/31/2022	10/31/2042	5.97%	387,433	398,258	3,277
700,000	Pony Express	10/31/2022	8/16/2023	7.17%	-	700,000	-
568,000	Old 41	12/16/2022	12/16/2025	6.50%	520,697	568,000	4,531
640,000	Old 41	12/16/2022	12/16/2025	6.50%	623,861	640,000	5,077
375,000	Valley Vet	11/8/2023	11/8/2024	8.50%	375,000	-	6,877
$7,623,235					$5,767,302	$6,531,377	$69,439

The Company amortized $14,611 and $ 3,635 of issuance cost in the aggregate for the years ended December 31, 2023 and 2022, respectively, for the FSB notes payable.

Notes payable as of December 31, 2023 and 2022 consisted of the following:

	December 31,	December 31,
	2023	2022
FNBD Notes Payable	$9,309,286	$8,863,423
FSB Notes Payable	5,767,302	6,531,377
Car loan	-	6,653
Total notes payable	15,076,588	15,401,453
Unamortized debt issuance costs	(124,170)	(135,240)
Notes payable, net of issuance cost	14,952,418	15,266,213
Less current portion	(1,469,043)	(1,549,861)
Long-term portion	$13,483,375	$13,716,353

Notes payable repayment requirements as of December 31, 2023, in the succeeding years are summarized as follows:

2024	$1,469,043
2025	3,776,189
2026	1,008,110
2027	1,052,832
2028	1,098,387
Thereafter	$6,672,027

Bridge Note

In December 2021, the Company entered into two bridge loans in the aggregate of $2,500,000 with Target Capital 1, LLC and Dragon Dynamic Catalytic Bridge SAC Fund as short term secured convertible notes (“Bridge Note”). The Bridge Note was convertible into the Company’s common stock, at the time of a successful initial public offering (“IPO”) at the noteholder’s option, at a 35% discount to the IPO price. The Bridge Note had a face value of $2,500,000 with an original issue discount (“OID”) of 12% and had a maturity date of January 24, 2023. The OID of $300,000 was amortized over the life of the loan. If the Company had not issued the Company’s common stock in an initial public offering pursuant to a registration statement filed with and declared effective by the Securities and Exchange Commission (“SEC”) and the listing of the common stock on a “national securities exchange” as defined in Section 6 of the Securities Exchange Act of 1934, as amended (“Qualified financing”) by January 24, 2023 the conversion price will be set at a 40% discount to the IPO price. The Bridge Note was funded in two installments of net proceeds of $1,100,000 in December 2021 and the second installment January 2022. The Bridge Loan had issuance costs of $70,500 for the first installment and $54,000 for the second installment that is amortized straight line over the life of the loan. The Company amortized $0 and $123,727 of issuance cost for the year ended December 31, 2023 and 2022, respectively.

In conjunction with the Bridge Note the Company issued warrants on January 24, 2022 to Target Capital 1, LLC and Dragon Dynamic Catalytic Bridge SAC Fund (collectively the “Bridge Lenders”). The warrants entitled the Bridge Lenders to purchase the Company’s Class A common stock, at a purchase price equal to the per share price in an IPO. The quantity of the Company’s common stock of subject to purchase upon exercise of the warrants is equal to 50% of the face value of the Bridge Note, divided by the per-share price in the Qualified Financing, unless a Qualified Financing had not been completed by January 24, 2023 in which case the quantity of Class A common stock subject to purchase upon exercise of the warrants will be an amount equal to 75% of the face value of the Bridge Note divided by the per-share price in the Qualified Financing. If a Qualified Financing has not consummated or the Bridge Note had not been repaid in full on or before January 24, 2027, then the quantity of common stock subject to purchase upon exercise of the warrants will be an amount equal to 100% of the face value divided by the per-share price equal to the fair market value of one share of Class A common stock as mutually agreed by the Holder and the Company. The warrants were exercisable through the fifth anniversary of the issuance date. The warrants could be redeemed at the option of the Company at any time following a Qualified Financing if the Company’s common stock trade on a national securities exchange at a price equal to the purchase price of the Company’s common stock in the Qualified Financing multiplied by 2 for a period of ten consecutive trading days.

On November 18, 2022, the Company entered into an Original Issue Discount Secured Convertible Note loan (“bridge loan”) with Target Capital 1, LLC for $1,136,364. The note is issued at an original issue discount of 12% with an maturity date on the earlier of March 31, 2023 (“Initial Maturity Date”) or the Company’s sale of its Common Stock in an initial public offering pursuant to a registration statement filed with and declared effective by the Securities and Exchange Commission and the listing of the Common Stock on a “national securities exchange” as defined in Section 6 of the Securities Exchange Act of 1934, as amended (“Qualified Financing” or the “Maturity Date”). The note bears an interest rate of 12% per annum by means of the original issue discount. Upon the occurrence of an Automatic Extension, this note shall commence to accrue interest at an interest rate of 12% percent per annum on the date of the commencement of the Automatic Extension until the note is converted or is paid in full. The Company may pay the full principal amount of this note, and all accrued but unpaid interest at any time prior to the Maturity Date without the prior written consent of the Holder in the principal amount of $1,136,364, plus all accrued but unpaid interest, multiplied by 120%. In addition, and to the extent the Company is required to pay this note in cash at the on or after the Initial Maturity Date due to, upon the closing date of a Qualified Financing, the Company shall pay to the Holder $1,136,364, plus all accrued unpaid interest, multiplied by 120%. Upon the occurrence and during the continuation of an Event of Default, until the Event of Default is cured, or the Note is repaid in full, Company will pay 20% of its total gross revenues (including that of all its subsidiaries) monthly, which shall be applied to payment of principal and interest under this this note. The conversion price (the “Conversion Price”) shall be equal to the price paid by the public in the Company’s Qualified Financing multiplied by 0.65 (or 0.60, from and after any Automatic Extension).

In conjunction with the Original Issue Discount Secured Convertible Note with Target Capital 1, LLC the company issued the holder 41,167 shares of Class A Common Stock and equity classified warrants that entitle the holder to purchase the Company’s common stock at a purchase price equal to the per share price in an IPO. The quantity of the Company’s common stock of subject to purchase upon exercise of the warrants is equal to 75% of the face value of the Bridge Note, divided by the per-share price in the Qualified Financing.

On November 18, 2022, the Company entered into an Original Issue Discount Secured Convertible Note with 622 Capital LLC for $568,182. The note is issued at an original issue discount of 12% with an maturity date on the earlier of January 24, 2023 (“Initial Maturity Date”) or the Company’s sale of its Common Stock in an initial public offering pursuant to a registration statement filed with and declared effective by the Securities and Exchange Commission and the listing of the Common Stock on a “national securities exchange” as defined in Section 6 of the Securities Exchange Act of 1934, as amended (“Qualified Financing” or the “Maturity Date”). If the Company has filed its Form S-1 Registration Statement with the SEC on or prior to the Initial Maturity Date but the Qualified Financing has not closed by such date (“Automatic Extension”) then all principal and accrued interest under this Note shall become due and payable in cash on July 24, 2023 (the “Final Maturity Date”) or such earlier date as this Note is required be repaid. The note bears an interest rate of 12% per annum by means of the original issue discount. Upon the occurrence of an Automatic Extension, this note shall commence to accrue interest at an interest rate of 12% percent per annum on the date of the commencement of the Automatic Extension until the note is converted or is paid in full. The Company may pay the full principal amount of this note and all accrued but unpaid interest at any time prior to the Maturity Date without the prior written consent of the Holder in the principal amount of $568,182, plus all accrued but unpaid interest, multiplied by 120%. In addition, and to the extent the Company is required to pay this note in cash at the on or after the Initial Maturity Date due to, upon the closing date of Qualified Financing, the Company shall pay to the Holder $568,182, plus all accrued unpaid interest, multiplied by 120%. Upon the occurrence and during the continuation of an Event of Default, until the Event of Default is cured or the Note is repaid in full, Company will pay 20% of its total gross revenues (including that of all its subsidiaries) monthly, which shall be applied to payment of principal and interest under this this note. The conversion price (the “Conversion Price”) shall be equal to the price paid by the public in the Company’s Qualified Financing multiplied by 0.65 (or 0.60, from and after any Automatic Extension).

In conjunction with the Original Issue Discount Secured Convertible Note with 662 Capital LLC the company issued the holder equity classified warrants that entitle the holder to purchase the Company’s common stock at a purchase price equal to the per share price in an IPO. The quantity of the Company’s common stock of subject to purchase upon exercise of the warrants is equal to 75% of the face value of the Bridge Note, divided by the per-share price in the Qualified Financing.

The warrants were deemed legally detachable from the Bridge Note and were fair valued using the Black Scholes Method to determine the relative fair values of the Bridge Note and the detachable warrants. The significant inputs for the Black Scholes calculation included the exercise price and common share price of $0.44, volatility rate of 27% and risk-free rate of 1.53% with a 5-year term. The proceeds received for the Bridge Note were allocated to the detached warrants based on the relative fair values. Pursuant to ASC 470 the relative fair value of the warrants attributable to a discount on debt is $429,284; this is amortized to interest expense on a straight-line basis over the term of the loan.

On June 30, 2023, the Company entered into exchange agreements (the “Exchange Agreements”) with each of the Company’s Bridge Note lenders, pursuant to which the lenders exchanged their existing Bridge Notes for 29,896 shares, 352,771 shares, and 59,792 shares, respectively, of Convertible Series A preferred stock (442,458 shares of Convertible Series A Preferred stock in total) (the “Exchange”). The Exchange Agreements will be deemed rescinded and the former Bridge Notes will be deemed reinstated if the Company doesn’t complete an initial public offering by September 1, 2023. Upon the IPO completing on August 31, 2023, the Company recognized the extinguishment of the Bridge Notes pursuant to ASC 470 and recognized a debt extinguishment loss of $16,105.

In connection with the Exchange, the Company also issued warrants to purchase additional shares of Class A common stock. The New Warrants were issued in exchange for the existing warrants held by the former Bridge Note lenders. See Note 8 for further information on the Series A preferred stock and the Warrants issued.

A roll forward of the bridge note from January 1, 2022 to December 31, 2023 is below:

Bridge notes, December 31, 2021	1,031,917
Issued for cash	2,600,000
Amortization of original issue discount	386,245
Warrant discount	(429,284)
Amortization of warrant discount	303,309
Debt issuance costs	(164,000)
Amortization of debt issuance costs	170,969
Bridge notes, December 31, 2022	3,899,156
Amortization of original issue discount	116,656
Amortization of warrant discount	125,975
Amortization of debt issuance costs	62,758
Extinguishment of bridge notes in exchange for Series A preferred stock upon IPO on August 31, 2023	(4,204,545)
Bridge notes, December 31, 2023	$-

Convertible Debenture

Between March 18 and December 28, 2021, the Company issued $2,102,500 in aggregate principal amount of 6.00% subordinated convertible promissory note (“Convertible Debenture”). During the year ending December 31, 2022 the Company issued $1,612,000 in aggregated principal amount of the 6.00% Convertible Debenture. In March 2023 the Company issued an additional $650,000 in aggregate principal amount of 6.00% Convertible Debenture notes to five (5) separate holders. The Convertible Debenture is convertible into the Company’s Class A Common Stock upon the Company’s offering for sale its shares in a public offering (“IPO”). At the holder’s election, the accrued interest and principal may be paid in cash or Class A Common Stock (such number of shares reflecting a twenty-five percent (25%) discount of the opening price per share of Class A Common Stock). The Convertible Debenture mature 5 years from the date of issuance to each holder. Prior to the maturity date, the holder is entitled to convert the Convertible Note into Class A Common Stock upon the Company’s IPO. Upon an IPO the accrued and unpaid interest is due and payable in cash on the first business day of the following month of March for any balance not elected to be converted into the Class A Common Stock. The Convertible Debenture principal balance was $100,000 and $3,714,500 as of December 31, 2023 and 2022. The Convertible Debenture incurred issuance cost of $40,000 that is amortized straight line over the life of the Convertible Debenture. The Company amortized $7,996 for the years ended December 31, 2023 and 2022.

Upon the Company’s IPO closing on August 31, 2023, the majority of Convertible Debenture holders elected to convert an aggregate of $4,014,500 of principal and $399,818 of accrued interest into 1,495,295 shares of Class A common stock at a conversion price of $3.00 per share. The Company recorded a beneficial conversion feature as of the date of the conversion of $1,569,395 based on the PO price of $4 per share minus the principal and accrued interest of the Convertible Debenture balance converted into common stock. Four holders of the Convertible Debenture with an aggregate principal balance of $250,000 elected to be paid back in cash and one investor with a principal balance of $100,000 elected to be paid on February 28, 2024 including accrued interest through the date of payment at 6%.

Loan Payable

On May 30, 2023, the Company entered into a Merchant Cash Advance Agreement for gross proceeds of $1,050,000 with an unrelated third-party financial institution. Under the terms of the agreement, the Company must pay $57,346 each week for 26 weeks with the first payment being due June 6, 2023. The financing arrangement has an effective interest rate of 49%. The financing arrangement includes an original issuance discount (“OID”) of $441,000 and issuance costs of $50,000. The OID and issuance cost associated with the financing arrangement are presented in the balance sheets as a direct deduction from the carrying amount of the financing arrangement and is amortized using the effective interest method.

On August 10, 2023, the Company amended the financing arrangement to borrow an additional $507,460 resulting in the weekly repayments increasing to $76,071 to be paid over 28 weeks. This amendment decreased the effective interest rate to 41%. The refinancing resulted in a loss on debt modification of $441,618.

On November 28, 2023, the Company amended the financing arrangement to borrow an additional $531,071 resulting in the weekly payments to decrease to $56,800 to be paid over 40 weeks. This amendment increased the effective rate to 49%. The refinancing resulted in a loss on debt modification of $485,436.

During the year ended December 31, 2023, the Company amortized $671,719 of OID and issuance cost included in interest expense on the statement of operations. During the year ended December 31, 2023, the Company made $1,923,474 in payments on the loan payable. The outstanding balance of the loan payable as of December 31, 2023, is $2,063,058. The financing arrangement is secured by an interest in virtually all assets of the Company with a first security interest in accounts receivable. The financing arrangement is guaranteed by the Company’s CEO..